Derivative Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

Note 9 – Derivative Liabilities

As a result of the convertible notes we recognized the embedded derivative liability on the date of note issuance. We also revalued the remaining derivative liability on the outstanding note balance on the date of the balance sheet. We value the derivative liability using a binomial lattice model with an expected volatility range of 85% to 92% and a risk-free interest rate range of 1.60% to 1.64%. The remaining derivative liabilities were:

Derivative Liabilities on Convertible Loans:
Derivative Liability December 31, 2019	$320,794
Additions	134,961
Fair market value adjustments	130,994
Derivative Liability March 31, 2020	586,749

Note 9 – Derivative Liabilities

As a result of the convertible notes we recognized the embedded derivative liability on the date of note issuance. We also revalued the remaining derivative liability on the outstanding note balance on the date of the balance sheet. We value the derivative liability using a binomial lattice model with an expected volatility range of 85% to 92% and a risk-free interest rate range of 1.60% to 1.64%. The remaining derivative liabilities were:

	December 31, 2019	December 31, 2018
Derivative Liabilities on Convertible Loans:
Outstanding Balance	$320,794	$245,988

Derivative Liability December 31, 2018	$245,988
Additions	666,904
Fair market value adjustments	(592,098)
Derivative Liability December 31, 2019	320,794